FINANCIAL INSTRUMENTS (Schedule of Carrying Value and Estimated Fair Value of Financial Assets and Liabilities) (Details) $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 NOK (kr)	Dec. 31, 2024 USD ($)	Apr. 30, 2024 USD ($)
Derivatives [Abstract]
Total derivative instruments - short-term assets	$ 0		$ 121
Total derivative instruments - long-term assets	$ 15,223		15,523
7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	8.25%	8.25%		8.25%
NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
U.S. dollar floating rate debt | kr		kr 750,000,000
7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Senior unsecured convertible notes interest rate (in percentage)	7.75%	7.75%		7.75%
U.S. dollar floating rate debt				$ 150,000
Long-term debt	$ 144,400		0
Carrying value | Fair value, measurements, recurring
Non-Derivatives [Abstract]
Equity securities	2,859		3,736
Derivatives [Abstract]
Total derivative instruments - short-term assets	0		121
Total derivative instruments - long-term assets	15,223		15,523
Interest rate/ currency/ commodity swap contracts - short-term payables	0		14,884
Interest rate/ currency/ commodity swap contracts - long-term payables	6,529		103
Carrying value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt	150,000		150,000
Carrying value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt	150,000		150,000
Carrying value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt	147,600		145,200
Carrying value | Fair value, measurements, recurring | NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
Long-term debt	74,391		63,592
Carrying value | Fair value, measurements, recurring | 7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Long-term debt	144,400		0
Fair value | Fair value, measurements, recurring
Non-Derivatives [Abstract]
Equity securities	2,859		3,736
Derivatives [Abstract]
Total derivative instruments - short-term assets	0		121
Total derivative instruments - long-term assets	15,223		15,523
Interest rate/ currency/ commodity swap contracts - short-term payables	0		14,884
Interest rate/ currency/ commodity swap contracts - long-term payables	6,529		103
Fair value | Fair value, measurements, recurring | 7.25% senior unsecured sustainability-linked bonds due 2026
Non-Derivatives [Abstract]
Long-term debt	150,750		150,975
Fair value | Fair value, measurements, recurring | 8.875% senior unsecured sustainability-linked bonds due 2027
Non-Derivatives [Abstract]
Long-term debt	153,375		154,737
Fair value | Fair value, measurements, recurring | 8.25% senior unsecured sustainability-linked bonds due 2028
Non-Derivatives [Abstract]
Long-term debt	150,552		149,874
Fair value | Fair value, measurements, recurring | NOK750 million senior unsecured floating rate bonds due 2029
Non-Derivatives [Abstract]
Long-term debt	74,510		63,778
Fair value | Fair value, measurements, recurring | 7.75% senior unsecured sustainability-linked bonds due 2030
Non-Derivatives [Abstract]
Long-term debt	$ 144,581		$ 0